Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized (in Shares)	100,000,000	100,000,000
Preferred shares, shares issued (in Shares)	0	0
Preferred shares, shares outstanding (in Shares)	0	0
Class A ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	34,677,492	9,776,421
Ordinary shares, shares outstanding (in Shares)	34,677,492	9,776,421